DISAGGREGATION OF REVENUE (Tables)	12 Months Ended
Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

The following tables present the Company’s revenue disaggregated by geographical location, based on management’s assessment of available data:

	Years ended March 31,
	2022	2023	2024	2024
	HKD	HKD	HKD	USD

Hong Kong	$13,914,277	$12,754,130	$8,498,595	$1,089,563
Singapore	301,822	881,475	1,405,200	180,154

Total:	$14,216,099	$13,635,605	$9,903,795	$1,269,717